Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Summary of Foreign Exchange Rates
The most significant closing exchange rates for the statement of financial position and the approximate average exchange rates (as determined using the closing exchange rates of each month within the period) for the Income Statements with respect to Cemex’s main functional currencies to the Dollar as of December 31, 2025, 2024 and 2023, were as follows:

	2025		2024		2023
Currency	Closing	Average	Closing	Average	Closing	Average
Peso	18.01	19.19	20.83	18.55	16.97	17.63
Euro	0.8513	0.8851	0.9654	0.9265	0.9059	0.9227
British Pound Sterling	0.7420	0.7573	0.7988	0.7819	0.7852	0.8019

Summary of Statutory Tax Rates
For the years ended December 31, 2025, 2024 and 2023, the statutory tax rates for Cemex’s operating segments were as follows:

Country	2025	2024	2023
Mexico	30.0%	30.0%	30.0%
United States	21.0%	21.0%	21.0%
Europe	9.0% - 28.2%	9.0% - 28.2%	9.0% - 28.2%
Middle East and Africa	9.0% - 23.0%	9.0% - 23.0%	22.5% - 23.0%
SCA&C	9.0% - 35.0%	9.0% - 35.0%	5.5% - 35.0%